Primary Components of Net Deferred Tax Asset (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Accrued related party interest	$ 11	$ 7
Net operating loss and capital loss carryovers	71	51
Alternative minimum tax credits	4	4
Property and equipment	(4)	(3)
Investments in domestic and foreign affiliates	(2)	(11)
Prepaid revenue	55	46
Purchase accounting items	(14)	(2)
Subtotal	121	92
Less: Valuation allowance	(44)	(37)
Net deferred tax asset	$ 77	$ 55